Investments Held at Fair Value - Schedule of Reconciliation of Fair Value Investments Cash Flows to Cash Flow Statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Available-for-sale financial assets [abstract]
Cash outflow from investments held at fair value	£ 416	£ 228
Cash outflow from loans and other receivables	32	29
Cash outflows from investments per cash flow statement	448	257
Cash inflow from investments held at fair value	(372)	(96)
Cash inflow from loans and other receivables	(33)	(32)
Cash inflows from investments per cash flow statement	£ (405)	£ (128)